Post-employee benefit plans - Components of Post-Employment Benefit (Obligations) Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	$ (1,535)
Interest on obligations	(63)	$ (69)
Actuarial gains (losses)	191	79
Post-employment benefit obligations/Fair value of plan assets, December 31	(1,349)	(1,535)
Post-employment benefit assets included in other non-current assets	558	331
Post-employment benefit obligations	(1,907)	(1,866)
Experience gains (losses) included in actuarial gains	(2,525)	693
Actual return on plan assets	$ 3,633	$ 17
Actual return on plan assets percent	16.00%	0.20%
Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	$ (24,873)	$ (26,057)
Current service cost	(196)	(216)
Interest on obligations	(927)	(920)
Actuarial gains (losses)	(2,578)	913
Net curtailment losses	0	(4)
Benefit payments	1,403	1,422
Employee contributions	(10)	(11)
Other	2	0
Post-employment benefit obligations/Fair value of plan assets, December 31	(27,179)	(24,873)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	23,358	24,244
Interest on obligations	864	851
Actuarial gains (losses)	2,769	(834)
Benefit payments	(1,403)	(1,422)
Employer contributions	252	508
Employee contributions	10	11
Post-employment benefit obligations/Fair value of plan assets, December 31	25,850	23,358
Plan deficit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(1,515)
Post-employment benefit obligations/Fair value of plan assets, December 31	(1,329)	(1,515)
Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(20)
Post-employment benefit obligations/Fair value of plan assets, December 31	(20)	(20)
DB PENSION PLANS
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(353)
Current service cost	(193)	(213)
Interest on obligations	(19)	(23)
Post-employment benefit obligations/Fair value of plan assets, December 31	(140)	(353)
Post-employment benefit assets included in other non-current assets	558	331
Post-employment benefit obligations	(698)	(684)
DB PENSION PLANS | Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(23,404)	(24,404)
Current service cost	(193)	(213)
Interest on obligations	(872)	(864)
Actuarial gains (losses)	(2,498)	750
Net curtailment losses	0	(4)
Benefit payments	1,326	1,342
Employee contributions	(10)	(11)
Other	1	0
Post-employment benefit obligations/Fair value of plan assets, December 31	(25,650)	(23,404)
DB PENSION PLANS | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	23,071	23,945
Interest on obligations	853	841
Actuarial gains (losses)	2,742	(817)
Benefit payments	(1,326)	(1,342)
Employer contributions	180	433
Employee contributions	10	11
Post-employment benefit obligations/Fair value of plan assets, December 31	25,530	23,071
DB PENSION PLANS | Plan deficit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(333)
Post-employment benefit obligations/Fair value of plan assets, December 31	(120)	(333)
DB PENSION PLANS | Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(20)
Post-employment benefit obligations/Fair value of plan assets, December 31	(20)	(20)
OPEB PLANS
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(1,182)
Current service cost	(3)	(3)
Interest on obligations	(44)	(46)
Post-employment benefit obligations/Fair value of plan assets, December 31	(1,209)	(1,182)
Post-employment benefit assets included in other non-current assets	0	0
Post-employment benefit obligations	(1,209)	(1,182)
OPEB PLANS | Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(1,469)	(1,653)
Current service cost	(3)	(3)
Interest on obligations	(55)	(56)
Actuarial gains (losses)	(80)	163
Net curtailment losses	0	0
Benefit payments	77	80
Employee contributions	0	0
Other	1	0
Post-employment benefit obligations/Fair value of plan assets, December 31	(1,529)	(1,469)
OPEB PLANS | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	287	299
Interest on obligations	11	10
Actuarial gains (losses)	27	(17)
Benefit payments	(77)	(80)
Employer contributions	72	75
Employee contributions	0	0
Post-employment benefit obligations/Fair value of plan assets, December 31	320	287
OPEB PLANS | Plan deficit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	(1,182)
Post-employment benefit obligations/Fair value of plan assets, December 31	(1,209)	(1,182)
OPEB PLANS | Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations/Fair value of plan assets, January 1	0
Post-employment benefit obligations/Fair value of plan assets, December 31	$ 0	$ 0